Condensed Consolidated Statements of Stockholders' (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Common Stock Outstanding [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2021	549	0			133	10,212
Balance at Dec. 31, 2021		$ 0	$ 66,240	$ (56,161)
Stock-based compensation		0	1,088	0	$ 0	$ 1,088
Net loss		0	0	(34,933)	0	(34,933)
Foreign currency translation adjustment		$ 0	0	0	626	626
Cash paid for fractional shares (in shares)	1	0
Cash paid for fractional shares		$ 0	1	0	0	1
Adjust for Stock Split on 6/1/2023 (in shares)	(1)	0
Balance (in shares) at Dec. 31, 2022	1,738	0
Balance at Dec. 31, 2022	$ 0	$ 0	82,286	(91,094)	759	(8,049)
Proceeds from sale of Common Stock, shares (in shares)	11,853	0
Proceeds from sale of Common Stock	$ 0	$ 0	15,358	0	0	15,358
Stock-based compensation	0	0	180	0	0	180
Net loss	0	0	0	(5,118)	0	(5,118)
Foreign currency translation adjustment	$ 0	$ 0	0	0	163	163
Cash paid for fractional shares (in shares)	0	0
Cash paid for fractional shares	$ 0	$ 0	(4)	0	0	(4)
Warrant exchange cashless (in shares)	13,197	0
Warrant exchange cashless	$ 0	$ 0	0	0	0	0
Adjust for Stock Split on 6/1/2023 (in shares)	0	0
Balance (in shares) at Mar. 31, 2023	26,788	0
Balance at Mar. 31, 2023	$ 0	$ 0	97,820	(96,212)	922	2,530
Balance (in shares) at Dec. 31, 2022	1,738	0
Balance at Dec. 31, 2022	$ 0	$ 0	82,286	(91,094)	759	(8,049)
Net loss						(10,951)
Foreign currency translation adjustment						231
Balance (in shares) at Jun. 30, 2023	130,584	0
Balance at Jun. 30, 2023	$ 0	$ 0	105,857	(102,045)	990	4,802
Balance (in shares) at Dec. 31, 2022	1,738	0
Balance at Dec. 31, 2022	$ 0	$ 0	82,286	(91,094)	759	(8,049)
Stock-based compensation		0	823	0	0	823
Net loss		0	0	(25,263)	0	(25,263)
Foreign currency translation adjustment		$ 0	0	0	(14)	(14)
Cash paid for fractional shares (in shares)	(390)	0
Cash paid for fractional shares		$ 0	(9)	0	0	(9)
Warrant exchange cashless (in shares)	22,750	0
Warrant exchange cashless		$ 0	0	0	0	0
Adjust for Stock Split on 6/1/2023 (in shares)	390	0
Balance (in shares) at Dec. 31, 2023	480,025	70
Balance at Dec. 31, 2023	$ 0	$ (1)	120,043	(125,497)	745	(4,710)
Balance (in shares) at Mar. 31, 2023	26,788	0
Balance at Mar. 31, 2023	$ 0	$ 0	97,820	(96,212)	922	2,530
Proceeds from sale of Common Stock, shares (in shares)	100,442	0
Proceeds from sale of Common Stock	$ 0	$ 0	7,713	0	0	7,713
Stock-based compensation	0	0	329	0	0	329
Net loss	0	0	0	(5,833)	0	(5,833)
Foreign currency translation adjustment	$ 0	$ 0	0	0	68	68
Cash paid for fractional shares (in shares)	30	(0)
Cash paid for fractional shares	$ 0	$ 0	(5)	0	0	(5)
Warrant exchange cashless (in shares)	3,384	0
Warrant exchange cashless	$ 0	$ 0	0	0	0	0
Adjust for Stock Split on 6/1/2023 (in shares)	(30)	0
Balance (in shares) at Jun. 30, 2023	130,584	0
Balance at Jun. 30, 2023	$ 0	$ 0	105,857	(102,045)	990	4,802
Balance (in shares) at Dec. 31, 2023	480,025	70
Balance at Dec. 31, 2023	$ 0	$ (1)	120,043	(125,497)	745	(4,710)
Proceeds from sale of Common Stock, shares (in shares)	4,374,836	0
Proceeds from sale of Common Stock	$ 5	$ 0	8,077	0	0	8,082
Stock-based compensation	0	0	103	0	0	103
Net loss	0	0	0	(7,121)	0	(7,121)
Foreign currency translation adjustment	$ 0	$ 0	0	0	459	459
Balance (in shares) at Mar. 31, 2024	4,854,861	70
Balance at Mar. 31, 2024	$ 5	$ (1)	128,223	(132,618)	1,204	(3,187)
Balance (in shares) at Dec. 31, 2023	480,025	70
Balance at Dec. 31, 2023	$ 0	$ (1)	120,043	(125,497)	745	(4,710)
Net loss						(14,260)
Foreign currency translation adjustment						217
Balance (in shares) at Jun. 30, 2024	4,854,861	70
Balance at Jun. 30, 2024	$ 5	$ (1)	128,223	(139,757)	962	(10,568)
Balance (in shares) at Mar. 31, 2024	4,854,861	70
Balance at Mar. 31, 2024	$ 5	$ (1)	128,223	(132,618)	1,204	(3,187)
Net loss	0	0	0	(7,139)	0	(7,139)
Foreign currency translation adjustment	$ 0	$ 0	0	0	(242)	(242)
Balance (in shares) at Jun. 30, 2024	4,854,861	70
Balance at Jun. 30, 2024	$ 5	$ (1)	$ 128,223	$ (139,757)	$ 962	$ (10,568)